Contractual Obligations and Commitments - Disclosure of Contractual Obligations Related to Content Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Contractual Obligations And Commitments
Contractual obligations	$ 450,469	$ 301,660